UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06400

                         The Advisors' Inner Circle Fund
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: 1-866-777-7818

                   Date of fiscal year end: December 31, 2007

                  Date of reporting period: September 30, 2007

Item 1. Schedule of Investments

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  SHORT-TERM INCOME FUND
                                                  SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS - 54.8%
--------------------------------------------------------------------------------
                                                  FACE AMOUNT         VALUE
                                                 -------------     -----------
FEDERAL HOME LOAN BANK - 12.3%
       5.375%, 07/17/09                           $ 3,000,000      $ 3,049,014
       5.000%, 09/18/09                             2,000,000        2,023,314
       4.875%, 05/14/10                             2,000,000        2,021,446
       4.625%, 11/21/08                             3,000,000        3,002,610
                                                                   -----------
                                                                    10,096,384
                                                                   -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.4%
       5.750%, 03/15/09                             1,000,000        1,017,960
       4.875%, 02/17/09                             2,000,000        2,010,386
       4.625%, 12/19/08                             3,000,000        3,003,459
       4.125%, 07/12/10                             5,000,000        4,960,785
                                                                   -----------
                                                                    10,992,590
                                                                   -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.1%
       7.125%, 06/15/10                             4,000,000        4,271,200
       6.375%, 06/15/09                             2,000,000        2,063,260
       5.375%, 08/15/09                             2,000,000        2,034,414
       5.250%, 01/15/09                             1,500,000        1,513,800
       4.875%, 04/15/09                             2,000,000        2,012,636
       4.750%, 03/12/10                             3,000,000        3,022,221
       4.625%, 12/15/09                             2,000,000        2,008,938
       4.500%, 10/15/08                             3,000,000        3,007,875
       4.375%, 09/13/10                             2,000,000        1,996,444
       4.250%, 05/15/09                             2,000,000        1,994,818
                                                                   -----------
                                                                    23,925,606
                                                                   -----------

     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $44,641,602)                                       45,014,580
                                                                   -----------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (A) (B) (C)- 38.4%
--------------------------------------------------------------------------------
   U.S. Treasury Bills
       4.863%, 12/13/07                               300,000          297,781
       4.826%, 10/11/07                            31,300,000       31,272,894
                                                                   -----------

     TOTAL U.S. TREASURY OBLIGATIONS
           (Cost $31,556,091)                                       31,570,675
                                                                   -----------

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  SHORT-TERM INCOME FUND
                                                  SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS (D) - 6.3%
--------------------------------------------------------------------------------
                                                   SHARES /
                                                   CONTRACTS           VALUE
                                                 -------------     -----------
   HighMark Diversified Money Market Fund,
     Fiduciary Class, 5.160%                        3,269,829      $ 3,269,829
   Union Bank of California Diversified Money
     Market Fund, Fiduciary Shares, 3.630%          1,896,977        1,896,977
                                                                   -----------


     TOTAL CASH EQUIVALENTS
           (Cost $5,166,806)                                         5,166,806
                                                                   -----------

     TOTAL INVESTMENTS - 99.5%
           (Cost $81,364,499) ++                                    81,752,061
                                                                   ===========

--------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS - (0.3) %
--------------------------------------------------------------------------------

   Amex S&P 400 Midcap Index, October 2007, 840 Put       (52)         (19,500)
   CBOE Dow Jones Industrial Average, October 2007,
     133 Put                                             (336)         (15,792)
   CBOE Gold Index, October 2007, 155 Put                 (32)          (5,120)
   CBOE Mini-SPX Index, October 2007, 145 Put            (176)          (9,152)
   CBOE NASDAQ 100 Index, October 2007, 1975 Put          (23)         (18,515)
   CBOE S&P Small Cap 600, October 2007, 405 Put         (110)         (35,200)
   PHLX HSG Sector Index, October 2007, 150 Put          (298)         (86,420)
   S&P 100 Index, October 2007, 685 Put                   (65)         (19,500)
                                                                   -----------

   TOTAL WRITTEN INDEX OPTION CONTRACTS
    (Premiums received $266,452)                                   $  (209,199)
                                                                   ===========

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  SHORT-TERM INCOME FUND
                                                  SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


The following forward foreign currency contracts were outstanding as of September 30, 2007:

                                                                                                           Unrealized
                                      Currency to                       Currency to         Contract      Appreciation/
 Maturity Date                          Deliver                           Receive            Value        (Depreciation)
-----------------                  -------------------               -----------------    -----------     -------------
    12/09/07            AUD            5,600,000            USD          4,678,968         4,936,924       $ 257,956
    12/09/07            GBP            1,700,000            USD          3,446,799         3,456,667           9,867
    12/09/07            GBP            1,000,000            USD          2,022,330         2,033,333          11,003
    12/09/07            NOK           44,000,000            USD          7,804,463         8,113,097         308,634
    12/09/07            SEK           22,000,000            USD          3,313,353         3,409,894          96,542
    12/09/07            USD              832,135            EUR            600,000           832,135         (22,338)
    12/09/07            USD            7,848,001            CAD          8,100,000         7,848,001        (313,126)
    12/09/07            USD            7,208,216            CHF          8,500,000         7,208,216        (113,508)
    12/09/07            USD            6,962,050            EUR          5,000,000         6,962,050        (158,564)
    12/09/07            USD            3,032,003            JPY        346,000,000         3,032,003          (6,444)
                                                                                                          -----------
                                                                                                           $  70,022
                                                                                                          ===========

The following future contracts were outstanding on September 30, 2007:

                                       Number
                                         Of                              Settlement                   Unrealized
  Contract Description               Contracts                              Month                    Appreciation
  --------------------               ---------                              -----                    ------------
    U.S. 2 Year Note                     60                              October 2007                   $76,877
                                                                                                        =======


PERCENTAGES ARE BASED ON NET ASSETS OF $82,146,305.
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE CONTRACTS.
(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN INDEX OPTION CONTRACTS.
(D) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2007
AUD - AUSTRALIAN DOLLAR
CAD - CANADIAN DOLLAR
CHF - SWISS FRANC
EUR - EURO DOLLAR
GBP - BRITISH POUND
JPY - JAPANESE YEN
NOK - NORWEGIAN KRONE
SEK - SWEDISH KRONE
USD - U.S. DOLLAR


++ AT SEPTEMBER 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
   $81,364,499, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $398,214 AND $(10,652), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


ANA-QH-003-0600

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK (C) - 87.8%
--------------------------------------------------------------------------------
                                                      SHARES          VALUE
                                                     ---------     -----------
AUSTRALIA - 7.1%
   Brambles                                            12,436      $   162,437
   CFS Retail Property Trust                           73,937          156,379
   ING Industrial Fund                                 89,731          224,722
   Macquarie Office Trust                             129,169          178,892
   Qantas Airways                                      27,343          135,020
   Santos                                              13,756          183,209
                                                                   -----------
                                                                     1,040,659
                                                                   -----------
BELGIUM - 0.8%
   Delhaize Group                                       1,163          111,146
                                                                   -----------

DENMARK - 2.8%
   AP Moeller - Maersk                                      8          109,590
   Carlsberg, Cl B                                      1,575          214,554
   TDC                                                  1,728           90,334
                                                                   -----------
                                                                       414,478
                                                                   -----------
FRANCE - 1.6%
   Essilor International                                  615           38,483
   Technip                                              2,150          191,713
                                                                   -----------
                                                                       230,196
                                                                   -----------
GERMANY - 6.7%
   Bilfinger Berger                                     2,163          168,602
   Deutsche Lufthansa                                   9,603          275,460
   Douglas Holding                                      4,801          299,124
   Fresenius Medical Care                                 546           27,876
   Salzgitter                                             766          150,050
   ThyssenKrupp                                           679           43,125
   Wincor Nixdorf                                         221           18,229
                                                                   -----------
                                                                       982,466
                                                                   -----------
HONG KONG - 0.7%
   Swire Pacific, Cl A                                  8,000           97,057
                                                                   -----------

ITALY - 1.3%
   Fiat                                                 6,551          197,603
                                                                   -----------

JAPAN - 10.7%
   Alps Electric                                       14,500          174,229

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------
                                                      SHARES          VALUE
                                                     ---------     -----------
JAPAN (CONTINUED)
   Japan Steel Works                                    9,000      $   149,224
   Mitsubishi Electric                                 13,000          162,761
   Mitsui Engineering & Shipbuilding                   26,000          147,163
   Mitsumi Electric                                       600           24,466
   Nikon                                                5,000          171,717
   Nisshin Steel                                       18,000           81,068
   Olympus                                              4,000          164,153
   Taiyo Yuden                                          8,000          158,240
   Toshiba                                             21,000          195,914
   Tosoh                                               22,000          142,503
                                                                   -----------
                                                                     1,571,438
                                                                   -----------
NEW ZEALAND - 0.8%
   Fletcher Building                                   12,736          122,120
                                                                   -----------

PORTUGAL - 0.6%
   PT Multimedia SGPS                                   1,639           24,335
   Sonae Industria SGPS *                               5,742           64,348
                                                                   -----------
                                                                        88,683
                                                                   -----------
SINGAPORE - 1.3%
   CapitaMall Trust +                                   8,000           21,018
   Suntec +                                           134,000          176,025
                                                                   -----------
                                                                       197,043
                                                                   -----------
SWEDEN - 2.0%
   Castellum                                           11,600          143,901
   Electrolux                                           7,200          151,923
                                                                   -----------
                                                                       295,824
                                                                   -----------
SWITZERLAND - 2.7%
   Roche Holding                                          735          153,141
   Swatch Group                                           734          240,017
                                                                   -----------
                                                                       393,158
                                                                   -----------
UNITED KINGDOM - 11.6%
   Anglo American                                       2,464          165,110
   Balfour Beatty                                      20,527          198,441
   Centrica                                            11,917           92,383
   Cookson Group                                       12,150          188,873
   De La Rue                                           12,503          185,954

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------
                                                      SHARES          VALUE
                                                     ---------     -----------
UNITED KINGDOM (CONTINUED)
   Hays                                                71,739      $   194,391
   Ladbrokes                                           27,958          245,928
   Man Group                                           15,492          174,700
   Michael Page International                           8,243           69,275
   SSL International                                   21,766          188,578
                                                                   -----------
                                                                     1,703,633
                                                                   -----------
UNITED STATES - 37.1%
   AT&T                                                 8,900          376,559
   Broadridge Financial Solutions                       6,800          128,860
   CBS, Cl B                                            9,100          286,650
   Chesapeake Energy                                    1,600           56,416
   Cisco Systems *                                      2,800           92,708
   Clorox                                               5,700          347,643
   Convergys *                                          7,486          129,957
   Cummins                                                700           89,523
   Discover Financial Services                          6,600          137,280
   Electronic Data Systems                             12,119          264,679
   Estee Lauder, Cl A                                     600           25,476
   Expedia *                                            6,600          210,408
   Freeport-McMoRan Copper & Gold, Cl B                 1,700          178,313
   Hasbro                                                 800           22,304
   Kraft Foods, Cl A                                    8,700          300,237
   Lincoln National                                       352           23,221
   Manpower                                             2,000          128,700
   Martin Marietta Materials                            1,300          173,615
   McKesson                                             1,000           58,790
   Mirant *                                               900           36,612
   Omnicom Group                                          736           35,394
   Polo Ralph Lauren, Cl A                              2,700          209,925
   Raytheon                                             5,246          334,800
   Reliant Energy *                                     2,500           64,000
   Sanmina-SCI *                                        9,200           19,504
   Sempra Energy                                        5,500          319,660
   SPX                                                  2,700          249,912
   Synopsys *                                           9,800          265,384
   Tesoro                                               2,400          110,448

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------
                                                    SHARES/FACE
                                                      AMOUNT/
                                                     CONTRACTS        VALUE
                                                    -----------    -----------
UNITED STATES (CONTINUED)
   Tiffany                                              4,200      $   219,870
   Ultra Petroleum *                                    3,800          235,752
   Wisconsin Energy                                     7,100          319,713
                                                                   -----------
                                                                     5,452,313
                                                                   -----------

     TOTAL COMMON STOCK
           (Cost $12,123,802)                                       12,897,817
                                                                   -----------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (A) (B)- 10.3%
--------------------------------------------------------------------------------
   U.S. Treasury Bill
       4.863%, 12/13/07
         (Cost $1,515,232)                         $1,530,000        1,518,683
                                                                   -----------

--------------------------------------------------------------------------------
PREFERRED STOCK (C)- 3.2%
--------------------------------------------------------------------------------
GERMANY  - 1.5%
   Porsche                                                105          223,689
                                                                   -----------
ITALY  - 1.7%
   Unipol                                              79,323          248,180
                                                                   -----------

     TOTAL PREFERRED STOCK
           (Cost $435,223)                                             471,869
                                                                   -----------
--------------------------------------------------------------------------------
PURCHASED OPTION CONTRACTS - 1.6%
--------------------------------------------------------------------------------
S&P 500 Index, October 2007, 1550 Call                     90          117,000
S&P 500 Index, October, 2007, 1550 Put                     90          118,800
                                                                   -----------

     TOTAL PURCHASED OPTION CONTRACTS
           (Cost $279,540)                                             235,800
                                                                   -----------

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS (D) - 44.1%
--------------------------------------------------------------------------------
                                                      SHARES          VALUE
                                                    ---------      -----------
   HighMark Diversified Money Market Fund,
     Fiduciary Class, 5.160%                          582,901      $   582,901
   Union Bank of California Diversified Money
     Market Fund, Fiduciary Shares, 3.630%          5,890,068        5,890,068
                                                                   -----------

     TOTAL CASH EQUIVALENT
           (Cost $6,472,969)                                         6,472,969
                                                                   -----------

     TOTAL INVESTMENTS - 147.0%
           (Cost $20,826,766) ++                                    21,597,138
                                                                   ===========

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - (90.7)%
--------------------------------------------------------------------------------

AUSTRALIA - (5.6)%
   AGL Energy                                         (14,312)        (201,000)
   Goodman Group                                      (28,170)        (172,259)
   Insurance Australia Group                          (39,938)        (185,551)
   Macquarie Infrastructure Group                      (6,951)         (19,192)
   Newcrest Mining                                     (5,769)        (142,947)
   Paladin Resources *                                (14,792)        (101,318)
                                                                   -----------
                                                                      (822,267)
                                                                   -----------
AUSTRIA - (2.9)%
   Flughafen Wien                                        (357)         (36,779)
   Immoeast *                                         (14,991)        (162,881)
   Verbund                                             (3,857)        (221,713)
                                                                   -----------
                                                                      (421,373)
                                                                   -----------
BELGIUM - (1.3)%
   Mobistar                                            (2,141)        (186,800)
                                                                   -----------

BERMUDA - (2.1)%
   Marvell Technology Group *                          (8,700)        (142,419)
   SeaDrill *                                          (7,600)        (169,948)
                                                                   -----------
                                                                      (312,367)
                                                                   -----------

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT (CONTINUED)
--------------------------------------------------------------------------------
                                                      SHARES          VALUE
                                                     ---------     -----------
DENMARK - (0.3)%
   Topdanmark  *                                         (250)     $   (41,020)
                                                                   -----------

FINLAND - (2.1)%
   Fortum                                              (1,472)         (53,884)
   Sampo                                               (3,826)        (116,495)
   YIT                                                 (4,467)        (132,392)
                                                                   -----------
                                                                      (302,771)
                                                                   -----------
FRANCE - (6.0)%
   Air Liquide                                         (1,207)        (161,114)
   Atos Origin  *                                      (2,284)        (132,526)
   Dassault Systemes                                   (1,416)         (92,674)
   PagesJaunes Groupe                                  (1,284)         (26,313)
   Pernod-Ricard                                       (1,380)        (300,332)
   Television Francaise                                (6,126)        (164,223)
                                                                   -----------
                                                                      (877,182)
                                                                   -----------
GERMANY - (3.8)%
   Deutsche Telekom                                    (2,008)         (39,351)
   Puma Rudolf Dassler Sport                             (562)        (240,862)
   Siemens                                             (1,982)        (271,779)
                                                                   -----------
                                                                      (551,992)
                                                                   -----------
IRELAND - (1.2)%
   Experian Group                                     (17,354)        (182,793)
                                                                   -----------

JAPAN - (14.3)%
   Aeon Credit Service                                 (5,100)         (54,762)
   Circle K Sunkus                                     (3,600)         (55,871)
   Credit Saison                                       (1,100)         (28,309)
   Haseko  *                                          (61,000)        (145,851)
   Hoya                                                (6,200)        (211,312)
   Marui                                              (15,600)        (171,985)
   NGK Spark Plug                                      (2,000)         (31,039)
   Nippon Shokubai                                    (19,000)        (184,689)
   Nissan Motor                                       (22,400)        (224,166)
   Nisshin Seifun Group                                (9,000)         (84,589)
   Rakuten                                               (223)         (87,346)
   Ryohin Keikaku                                      (2,600)        (149,424)

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT (CONTINUED)
--------------------------------------------------------------------------------
                                                      SHARES          VALUE
                                                     ---------     -----------
JAPAN (CONTINUED)
   Sankyo                                              (2,000)     $   (80,859)
   Sega Sammy Holdings                                 (8,900)        (118,393)
   Seven & I Holdings                                  (9,500)        (244,077)
   Tokyo Seimitsu                                      (2,600)         (54,028)
   Toppan Printing                                     (3,000)         (30,857)
   Yahoo! Japan                                          (361)        (136,534)
                                                                   -----------
                                                                    (2,094,091)
                                                                   -----------
NETHERLANDS - (0.7)%
   James Hardie Industries                            (15,335)         (96,759)
                                                                   -----------

NEW ZEALAND - (0.3)%
   Auckland International Airport                     (19,790)         (46,804)
                                                                   -----------

NORWAY - (1.2)%
   Norske Skogindustrier ASA                          (17,200)        (183,031)
                                                                   -----------

SWEDEN - (0.7)%
   Swedish Match                                       (5,000)        (103,570)
                                                                   -----------

SWITZERLAND - (0.7)%
   Logitech International  *                           (1,152)         (34,179)
   Novartis                                            (1,256)         (69,079)
                                                                   -----------
                                                                      (103,258)
                                                                   -----------
UNITED KINGDOM - (11.8)%
   ARM Holdings                                       (56,228)        (176,418)
   Biffa                                               (4,140)         (18,683)
   BP                                                 (25,807)        (298,382)
   British Energy Group                               (12,274)        (133,660)
   Emap                                               (10,793)        (193,286)
   GKN                                                (13,389)         (96,565)
   Misys                                              (48,425)        (218,037)
   Premier Farnell                                    (34,771)        (112,106)
   Tate & Lyle                                         (2,122)         (17,401)
   Unilever                                            (7,803)        (245,617)
   Wolseley                                           (10,483)        (176,522)
   Yell Group                                          (5,177)         (45,249)
                                                                   -----------
                                                                    (1,731,926)
                                                                   -----------

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT (CONTINUED)
--------------------------------------------------------------------------------
                                                      SHARES          VALUE
                                                     ---------     -----------
UNITED STATES - (35.7)%
   3M                                                  (1,907)     $  (178,457)
   AES  *                                              (9,700)        (194,388)
   Akamai Technologies  *                              (3,500)        (100,555)
   Amylin Pharmaceuticals  *                           (3,100)        (155,000)
   Boeing                                              (1,600)        (167,984)
   Boston Scientific  *                                (6,500)         (90,675)
   Broadcom  *                                           (734)         (26,747)
   Caterpillar                                         (4,200)        (329,406)
   Chico's FAS  *                                      (5,300)         (74,465)
   Diamond Offshore Drilling                           (1,600)        (181,264)
   Equitable Resources                                 (4,200)        (217,854)
   Equity Residential  +                               (5,700)        (241,452)
   Expeditors International Washington                 (3,100)        (146,630)
   Ford Motor  *                                      (22,900)        (194,421)
   General Motors                                      (4,700)        (172,490)
   Gilead Sciences  *                                  (6,300)        (257,481)
   Hershey                                               (500)         (23,205)
   Jones Apparel Group                                 (8,300)        (175,379)
   Juniper Networks  *                                   (900)         (32,949)
   Level 3 Communications  *                          (18,300)         (85,095)
   PDL BioPharma  *                                    (2,700)         (58,347)
   Plum Creek +                                        (5,790)        (259,160)
   Progressive                                        (10,900)        (211,569)
   Qualcomm                                            (1,910)         (80,717)
   Southwest Airlines                                 (15,056)        (222,829)
   Southwestern Energy  *                              (2,800)        (117,180)
   Starbucks  *                                       (10,092)        (264,410)
   Tenet Healthcare  *                                (12,200)         (40,992)
   UDR  +                                              (5,700)        (138,624)
   UnitedHealth Group                                  (4,000)        (193,720)
   Vertex Pharmaceuticals  *                           (4,300)        (165,163)
   Wendy's International                               (5,700)        (198,987)
   Western Union                                       (9,500)        (199,215)

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT (CONTINUED)
--------------------------------------------------------------------------------
                                                     SHARES/
                                                    CONTRACTS          VALUE
                                                   -----------     -----------
UNITED STATES (CONTINUED)
   Yahoo! *                                            (1,700)     $   (45,628)
                                                                   -----------
                                                                    (5,242,438)
                                                                   -----------
TOTAL SECURITIES SOLD SHORT
      (Proceeds $13,174,879)                                       (13,300,442)
                                                                   -----------

--------------------------------------------------------------------------------
RIGHTS - 0.1%
--------------------------------------------------------------------------------

AUSTRALIA - 0.1%
   Newcrest Mining, Expires 10/17/07
   (Proceeds $0)                                       (2,019)         (11,134)
                                                                   -----------

--------------------------------------------------------------------------------
WRITTEN OPTION - (2.6)%
--------------------------------------------------------------------------------

   S&P 500 Index, October 2007, 1530 Call                 (90)        (213,300)
   S&P 500 Index, October 2007, 1515 Put                  (90)        (162,000)
                                                                   -----------

   TOTAL WRITTEN INDEX OPTION CONTRACTS
    (Premiums received $407,160)                                      (375,300)
                                                                   -----------

The following future contracts were outstanding on September 30, 2007:

                                     Number                                                     Unrealized
Contract                               of                         Settlement                   Appreciation
Description                         Contracts                        Month                    (Depreciation)
-----------                         ---------                        -----                    --------------
Amsterdam Index                         9                      October 2007                    $   26,895
Australian Dollar                      25                      December 2007                      136,625
British Pound                          29                      December 2007                       27,369
CAC40 10 Year Euro Index               19                      October 2007                        42,836
Canadian Dollar                       (26)                     December 2007                     (121,550)
DAX Index                               8                      December 2007                      103,219
DJ Euro Stoxx 50 Index                 14                      December 2007                       39,933
Euro Dollar                           (10)                     December 2007                      (52,625)
FTSE 100 Index                         (7)                     December 2007                      (32,530)
IBEX 35 Plus Index                      8                      October 2007                       100,980
Japanese Yen                           (9)                     December 2007                        7,313
OMX Index                              59                      October 2007                        27,454
S&P 500 E Mini                         12                      December 2007                       24,120
S&P 500 Index                           2                      December 2007                       20,150
S&P/MIB Index                          (4)                     December 2007                      (33,563)
S&P/TSE 60 Index                       (2)                     December 2007                       (5,178)
SPI 200 Index                          (8)                     December 2007                      (48,035)
Swiss Franc                            (3)                     December 2007                       (6,375)
Topix Index                             6                      December 2007                       53,760
                                                                                             --------------
                                                                                               $  310,798
                                                                                             ==============

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

  PERCENTAGES ARE BASED ON NET ASSETS OF $14,670,669.
  *   NON-INCOME PRODUCING SECURITY.
  +   REAL ESTATE INVESTMENT TRUST
  CL  CLASS

  (A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
  (B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE CONTRACTS AND OPEN WRITTEN INDEX OPTION CONTRACTS.
  (C) ALL OR A PORTION OF THESE SECURITIES ARE HELD AS COLLATERAL FOR SHORT
      SALES.
  (D) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2007.


  ++ AT SEPTEMBER 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $20,826,766, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,154,472 AND $(384,100), RESPECTIVELY.

  FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




ANA-QH-002-0600

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------
                                                 James F. Volk
                                                 President

Date:  November 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 --------------------------
                                                 James F. Volk
                                                 President

Date: November 23, 2007

By (Signature and Title)*                        /s/ Michael Lawson
                                                 ---------------------------
                                                 Michael Lawson
                                                 Controller & CFO

Date: November 23, 2007

* Print the name and title of each signing officer under his or her signature.

                            Reason for the Amendment


The original filing for AIC Analytic NQ on 11/28/07 for ACCESSION NUMBER:
0000935069-07-002817 included extra series and classes. This new filing today will include only those series and classes for AIC Analytic NQ.